[AIM LOGO APPEARS HERE]          Dear Shareholder:

                [PHOTO of        As the fiscal year covered by this report
             Charles T. Bauer,   opened, financial markets were still in the
              Chairman of the    grip of the near-meltdown occasioned by 1998's
LETTER       Board of The Fund   Asian crises. The situation led the Federal
TO OUR        APPEARS HERE]      Reserve Board (the Fed) to reduce the short-
SHAREHOLDERS                     term federal funds target rate three times late
                                 in 1998. These Fed moves were not motivated by
               a slowdown in the U.S. economy; rather, they represented a strenuous effort to reestablish liquidity in markets worldwide. The U.S. economy continued to move ahead at a brisk pace, exhibiting the unusual combination of strong growth coupled with low inflation.
                 However, this scenario changed slightly as some monthly
               economic indicators showed inflationary tendencies in certain commodity prices. This and the unwinding of the 1998 global crisis (evident in the stabilization of the foreign markets) compelled the Fed to increase short-term interest rates twice late in the fiscal year. The Fed increased the federal funds rate 25 basis points at both the June 30 and August 24 Federal Open Market Committee meetings. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. Many investors felt that part of the Fed's motivation in raising rates before the fourth quarter was to stabilize the markets pre-emptively. The Fed has committed to provide as much as $50 billion in cash to banks at year-end, along with special liquidity facilities so brokers can finance their inventories.

               YOUR INVESTMENT PORTFOLIO

               The Government & Agency Portfolio was launched on September 1, 1998. Since inception, the portfolio has been managed in a modified-barbell format, with strong emphasis on the cash-management portion of the yield curve. The portfolio managers will selectively invest farther out the yield curve to add value and protect the portfolio's weighted average maturity (WAM). The portfolio's WAM stood at 27 days at the close of the fiscal year. Using this strategy, the portfolio's Private Investment Class outperformed its comparative indexes as of August 31, 1999, as shown in the table. Net assets of the Private Investment Class stood at $42.5 million at the close of the reporting period.

               Yields as of 8/31/99

                                                    Average          Seven-Day
                                                 Monthly Yield         Yield
               Government & Agency Portfolio
               Private Investment Class               4.75%             4.92%

               IBC Money Fund Averages(TM) -
               U.S. Treasury & Repurchase             4.31%             4.44%
               Agreements

               IBC Money Fund Averages(TM) -
               Government Only/Institutions Only      4.60%             4.72%

                 The portfolio continues to hold the highest credit-quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's and Aaa from Moody's. In addition, the portfolio received the highest rating (AAA) from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM has become the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                                                                     (continued)

                 The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. (An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.)

               OUTLOOK FOR THE FUTURE

               Although the U.S. gross domestic product growth rate fell from 2.3% to 1.6% at the end of the second quarter, the expected annualized growth rate for the third quarter is 3.5%. The last two Fed rate increases have so far had little effect on the U.S. economy, which continues full steam ahead. With two more Fed meetings scheduled in 1999 (November 16 and December 21), investors are speculating about another Fed tightening. Liquidity is the primary concern around the Y2K issue. Because no one knows where the cash will be flowing by year-end, money managers are dutifully estimating the anticipated high withdrawal volume from financial institutions. Despite these concerns, another tightening is still quite possible. Another increase would position the federal funds target rate exactly where it was before 1998's international crisis.
                 We are pleased to send you this annual report on your
               investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                             PAR
                                                   MATURITY (000)     VALUE
U.S. GOVERNMENT AGENCY SECURITIES(a) - 32.22%

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
 NOTES - 15.93%

4.80%                                              09/03/99 $5,000 $ 4,998,667
------------------------------------------------------------------------------
4.74%                                              09/10/99  5,000   4,994,075
------------------------------------------------------------------------------
4.70%                                              10/05/99  5,000   4,977,805
------------------------------------------------------------------------------
4.71%                                              10/08/99  5,000   4,975,796
------------------------------------------------------------------------------
5.04%                                              12/10/99  5,000   4,930,000
------------------------------------------------------------------------------
5.04%                                              12/14/99  5,000   4,927,200
------------------------------------------------------------------------------
5.23%                                              01/21/00 10,000   9,793,705
------------------------------------------------------------------------------
5.46%                                              02/17/00  5,000   4,871,842
------------------------------------------------------------------------------
                                                                    44,469,090
------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
 NOTES - 16.29%

4.74%                                              09/15/99 10,000   9,981,567
------------------------------------------------------------------------------
4.75%                                              09/22/99  5,000   4,986,146
------------------------------------------------------------------------------
4.71%                                              10/21/99  2,000   1,986,917
------------------------------------------------------------------------------
4.80%                                              11/05/99  5,000   4,956,667
------------------------------------------------------------------------------
4.76%                                              11/12/99  5,000   4,952,400
------------------------------------------------------------------------------
4.89%                                              11/26/99  4,000   3,953,273
------------------------------------------------------------------------------
5.25%                                              01/26/00 10,000   9,785,625
------------------------------------------------------------------------------
5.49%                                              02/25/00  5,000   4,865,037
------------------------------------------------------------------------------
                                                                    45,467,632
------------------------------------------------------------------------------
   Total U.S. Government Agency Securities (Cost
    $89,936,722)                                                    89,936,722
------------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                     89,936,722
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 68.17%

Banc One Capital Markets, Inc.(c)
 5.60%                                             09/01/99 68,000  68,000,000
------------------------------------------------------------------------------
Barclays Capital Inc.(d)
 5.51%                                             09/01/99 12,000  12,000,000
------------------------------------------------------------------------------
Credit Suisse First Boston Corp.(e)
 5.50%                                             09/01/99 12,000  12,000,000
------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.(f)
 5.51%                                             09/01/99 12,000  12,000,000
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.(g)
 5.60%                                             09/01/99 45,000  45,000,000
------------------------------------------------------------------------------
Salomon Smith Barney Inc.(h)
 5.51%                                                --    12,000  12,000,000
------------------------------------------------------------------------------
Warburg Dillon Read LLC(i)
 5.55%                                             09/01/99 25,000  25,000,000
------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale(j)
 5.50%                                             09/01/99  4,329   4,329,056
------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $190,329,056)                 190,329,056
------------------------------------------------------------------------------

                                                              VALUE

TOTAL INVESTMENTS -- 100.39%                               $280,265,778(k)
--------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS -- 0.39%                       (1,080,666)
--------------------------------------------------------------------------
NET ASSETS -- 100.00%                                      $279,185,112
==========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,556. Collateralized by $102,450,000 U.S. Government obligations, 0% due 09/01/99 to 07/13/00 with an aggregate market value at 08/31/99 of $102,004,236.
(d) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,917. Collateralized by $307,517,000 U.S. Government obligations, 0% to 5.10% due 09/08/99 to 12/14/01 with an aggregate market value at 08/31/99 of $306,000,188.
(e) Joint repurchase agreement entered into 08/31/99 with a maturing value of $500,076,389. Collateralized by $540,361,000 U.S. Government obligations, 0% to 9.05% due 09/20/99 to 01/13/14 with an aggregate market value at 08/31/99 of $527,119,365.
(f) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,917. Collateralized by $312,373,000 U.S. Government obligations, 0% to 8.25% due 09/14/99 to 05/15/29 with an aggregate market value at 08/31/99 of $306,004,298.
(g) Repurchase agreement entered into 08/31/99 with a maturing value of $45,007,000. Collateralized by $42,529,000 U.S. Government obligations, 5.375% to 7.50% due 06/30/00 to 11/15/16 with an aggregate market value at 08/31/99 of $45,900,470.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $880,779,143 U.S. Government obligations, 0% to 6.85% due 10/21/99 to 01/15/29 with an aggregate market value at 08/31/99 of $889,114,611.
(i) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,417. Collateralized by $102,040,000 U.S. Government obligations, 0% to 6.73% due 11/02/99 to 06/22/09 with an aggregate market value at 08/31/99 of $102,002,704.
(j) Joint repurchase agreement entered into 08/31/99 with a maturing value of $150,022,917. Collateralized by $154,785,000 U.S. Government obligations, 4.875% to 8.75% due 01/26/01 to 11/15/08 with an aggregate market value at 08/31/99 of $153,004,905.
(k) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, excluding repurchase agreements, at value (amortized
 cost)                                                             $ 89,936,722
-------------------------------------------------------------------------------
Repurchase agreements                                               190,329,056
-------------------------------------------------------------------------------
Interest receivable                                                      29,437
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                 5,102
-------------------------------------------------------------------------------
Other assets                                                             20,533
-------------------------------------------------------------------------------
  Total assets                                                      280,320,850
-------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                            1,072,081
-------------------------------------------------------------------------------
 Deferred compensation                                                    5,102
-------------------------------------------------------------------------------
Accrued administrative services fees                                      4,400
-------------------------------------------------------------------------------
Accrued distribution fees                                                17,693
-------------------------------------------------------------------------------
Accrued transfer agent fees                                               2,497
-------------------------------------------------------------------------------
Accrued trustees' fees                                                    1,433
-------------------------------------------------------------------------------
Accrued operating expenses                                               32,532
-------------------------------------------------------------------------------
  Total liabilities                                                   1,135,738
-------------------------------------------------------------------------------
NET ASSETS                                                         $279,185,112
===============================================================================

NET ASSETS:

Institutional Class                                                $139,860,355
===============================================================================
Private Investment Class                                           $ 42,527,994
===============================================================================
Cash Management Class                                              $ 85,113,041
===============================================================================
Resource Class                                                     $ 11,683,722
===============================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                                 139,859,943
===============================================================================
Private Investment Class                                             42,528,044
===============================================================================
Cash Management Class                                                85,113,383
===============================================================================
Resource Class                                                       11,683,742
===============================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $       1.00
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999


INVESTMENT INCOME:

Interest income                                       $11,543,223
------------------------------------------------------------------

EXPENSES:
Advisory fees                                             232,220
------------------------------------------------------------------
Custodian fees                                             13,101
------------------------------------------------------------------
Administrative services fees                               58,583
------------------------------------------------------------------
Trustees' fees and expenses                                10,479
------------------------------------------------------------------
Transfer agent fees                                        22,907
------------------------------------------------------------------
Distribution fees (Note 2)                                295,892
------------------------------------------------------------------
Printing fees                                              59,593
------------------------------------------------------------------
Other                                                      62,220
------------------------------------------------------------------
  Total expenses                                          754,995
------------------------------------------------------------------
Less: Fee waivers and reimbursements                     (427,183)
------------------------------------------------------------------
  Net expenses                                            327,812
------------------------------------------------------------------
Net investment income                                  11,215,411
------------------------------------------------------------------
Net increase in net assets resulting from operations  $11,215,411
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the year ended August 31, 1999


OPERATIONS:
 Net investment income                                     $ 11,215,411
------------------------------------------------------------------------
  Net increase in net assets resulting from operations       11,215,411
------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                        (5,533,351)
------------------------------------------------------------------------
  Private Investment Class                                   (1,913,875)
------------------------------------------------------------------------
  Cash Management Class                                      (3,191,932)
------------------------------------------------------------------------
  Resource Class                                               (576,253)
------------------------------------------------------------------------
Share transactions-net (See Note 4)                         279,185,112
------------------------------------------------------------------------
  Net increase in net assets                                279,185,112
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                --
------------------------------------------------------------------------
  End of period                                            $279,185,112
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                            $279,185,112
========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business Trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Sales of the Personal Investment Class and the Reserve Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio. During the year ended August 31, 1999, AIM waived fees and reimbursed expenses of $326,827.

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $58,583 for such services.
 The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $22,907 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Cash Management Class, and the Resource Class paid $123,530, $53,328, and $18,678, respectively, as compensation under the Plan. FMC waived fees of $100,356 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the year ended August 31, 1999, the Portfolio paid legal fees of $2,670 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the year ended August 31, 1999:

                                         SHARES        AMOUNT
                                      ------------  ------------
Sold:
  Institutional Class                  596,607,970  $596,607,970
-----------------------------------------------------------------
  Private Investment Class             101,447,592   101,447,592
-----------------------------------------------------------------
  Cash Management Class                281,678,849   281,678,849
-----------------------------------------------------------------
  Resource Class                       167,590,664   167,590,664
-----------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                    3,376,023     3,376,023
-----------------------------------------------------------------
  Private Investment Class               1,572,109     1,572,109
-----------------------------------------------------------------
  Cash Management Class                  2,457,651     2,457,651
-----------------------------------------------------------------
  Resource Class                           383,792       383,792
-----------------------------------------------------------------
Reacquired:
  Institutional Class                 (460,124,050) (460,124,050)
-----------------------------------------------------------------
  Private Investment Class             (60,491,657)  (60,491,657)
-----------------------------------------------------------------
  Cash Management Class               (199,023,117) (199,023,117)
-----------------------------------------------------------------
  Resource Class                      (156,290,714) (156,290,714)
-----------------------------------------------------------------
Net increase                           279,185,112  $279,185,112
=================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding during the year ended August 31, 1999.

                                                          1999
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
Net asset value, end of period                           $  1.00
=======================================================  =======
Total return                                                4.75%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $42,528
=======================================================  =======
Ratio of expenses to average net assets(a)                  0.36%(b)
=======================================================  =======
Ratio of net investment income to average net assets(c)     4.62%(b)
=======================================================  =======

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement was 0.70%.
(b) Ratios based on average net assets of $41,176,813.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 4.28%.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1999, and the related statement of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 1999, the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

KPMG LLP

October 1, 1999
Houston, Texas

                           TRUSTEES
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Trust
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIT)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Government &
Karen Dunn Kelley                                  Vice President          Agency Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Private                                    ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Investment                                 REPORT
Renee A. Friedli                              Assistant Secretary          Class
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary                                            AUGUST 31, 1999
Ofelia M. Mayo                                Assistant Secretary
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                      700 Louisiana
                     Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company
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GAP-AR-2